Earnings/ (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings/ (Loss) per Common Share
Schedule of Earnings / (Loss) per Common Share
	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Numerator:
Net income / (loss)	$13,047	$(58,592)	$(3,798)
Dividend declared on preferred shares Series B	(108)	(108)	(108)
Dividend declared on Series D preferred shares	(642)	(91)	—
Dividend declared on restricted shares	(385)	(105)	—
Undistributed (income)/ loss attributable to Series C participating preferred shares	(541)	3,206	622

Income / (loss) attributable to common stockholders	$11,371	$(55,690)	$(3,284)
Undistributed income/ (loss) attributable to Series C participating preferred shares	541	—	—
Net income/ (loss) attributable to common stockholders, diluted	11,912	(55,690)	(3,284)
Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	147,606,448	98,085,189	40,517,413
Series A preferred stock	1,200,000	—	—
Series C preferred stock	7,676,000	—	—
Denominator for diluted net income/ (loss) per share — adjusted weighted average shares	156,482,448	98,085,189	40,517,413

Basic net income / (loss) per share	$0.08	$(0.57)	$(0.08)
Diluted net income / (loss) per share	$0.08	$(0.57)	$(0.08)